Schedule of results by segment (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021		Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Net sales revenue	R$ 77,413,096		R$ 39,805,121
Cost of products sold	(52,057,968)		(33,533,365)
Gross profit	25,355,128		6,271,756
Selling, general and distribuition expenses	(3,422,032)		(2,891,478)
Other operating income (expenses), net	(514,840)		(4,563,366)
Operating profit (loss)	21,417,159		(1,202,981)
Results from equity investments	(1,097)		(19,893)
Results from equity investments	1,097		19,893
Reporting segments
IfrsStatementLineItems [Line Items]
Net sales revenue			40,538,790
Cost of products sold			(33,803,003)
Gross profit			6,735,787
Selling, general and distribuition expenses			(1,905,309)
Other operating income (expenses), net			(4,819,416)
Operating profit (loss)			11,062
Reporting segments | Brazil [Member]
IfrsStatementLineItems [Line Items]
Net sales revenue	49,770,138		27,615,688
Cost of products sold	(33,725,131)		(23,008,516)
Gross profit	16,045,007		4,607,172
Selling, general and distribuition expenses	(1,137,703)		(1,090,466)
Other operating income (expenses), net	(580,909)		(5,100,324)
Operating profit (loss)	14,326,395		(1,583,618)
Reporting segments | USA and Europe
IfrsStatementLineItems [Line Items]
Net sales revenue	24,986,945		10,044,377
Cost of products sold	(17,609,468)		(8,593,013)
Gross profit	7,377,477		1,451,364
Selling, general and distribuition expenses	(651,549)		(502,267)
Other operating income (expenses), net	(35,835)		28,958
Operating profit (loss)	6,690,093		978,055
Reporting segments | Mexico
IfrsStatementLineItems [Line Items]
Net sales revenue	4,599,857		2,878,725
Cost of products sold	(2,346,057)		(2,201,474)
Gross profit	2,253,800		677,251
Selling, general and distribuition expenses	(340,628)		(312,576)
Other operating income (expenses), net	(5,783)		251,950
Operating profit (loss)	1,907,389		616,625
Other segments
IfrsStatementLineItems [Line Items]
Net sales revenue	256,408		220,352
Cost of products sold	(162,548)		(137,402)
Gross profit	93,860		82,950
Selling, general and distribuition expenses	59,780		47,514
Other operating income (expenses), net	1,439		7,115
Operating profit (loss)	153,982		117,686
Results from equity investments	(1,097)		19,893
Results from equity investments	1,097		(19,893)
Corporate unit
IfrsStatementLineItems [Line Items]
Selling, general and distribuition expenses	(1,340,488)	[1]	(1,019,349)
Other operating income (expenses), net	115,218	[1]	256,243
Operating profit (loss)	(1,225,270)	[1]	(763,106)
Tax effect of tax losses	1,031,099
Braskem consolidated before&amp;amp;amp;#160;eliminations and reclassifications
IfrsStatementLineItems [Line Items]
Net sales revenue	79,613,348		40,759,142
Cost of products sold	(53,843,204)		(33,940,405)
Gross profit	25,770,144		6,818,737
Selling, general and distribuition expenses	(3,410,588)		(2,877,144)
Other operating income (expenses), net	(505,870)		(4,556,058)
Operating profit (loss)	21,852,589		(634,358)
Results from equity investments	(1,097)		19,893
Results from equity investments	1,097		(19,893)
Eliminations and reclassifications
IfrsStatementLineItems [Line Items]
Net sales revenue	(2,200,252)		(954,021)
Cost of products sold	1,785,236		407,040
Gross profit	(415,016)		(546,981)
Selling, general and distribuition expenses	(11,444)		(14,334)
Other operating income (expenses), net	(8,970)		(7,308)
Operating profit (loss)	R$ (435,430)		R$ (568,623)

[1]	Includes the amount of R$1,031,099 related to PIS and COFINS tax credits – exclusion of ICMS from the calculation base (Note 8(a)).